UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2006

Check here if Amendment [   ]; Amendment Number:
                                                ------
   This Amendment (Check only one):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

                  Name:     Tortoise Capital Advisors, L.L.C.
                  Address:  10801 Mastin Boulevard, Suite 222
                            Overland Park KS  66210

Form 13F File Number:  28-11123
                          -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Terry Matlack
         -------------
Title:   Managing Director
         -----------------
Phone:   (913) 981-1020

Signature, Place, and Date of Signing:

      /s/ Terry Matlack               Overland Park, Kansas     November 1, 2006
----------------------------        -------------------------   ----------------
         [Signature]                     [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 -0-
                                            -------------------

Form 13F Information Table Entry Total:             35
                                            -------------------

Form 13F Information Table Value Total:          $1,639,536
                                            -------------------
                                                 (thousands)


List of Other Included Managers:

         NONE


                                                          FORM 13F INFORMATION TABLE


      COLUMN 1                   COLUMN 2      COLUMN 3   COLUMN 4   COLUMN 5           COLUMN 6  COLUMN 7          COLUMN 8

                                                                                        INVEST-
                                                                                        MENT
                                                           VALUE     SHRS OR            DIS-      OTHER          VOTING AUTHORITY
   NAME OF ISSUER             TITLE OR CLASS    CUSIP     (X$1000)   PRN AMT    SH/PRN  CRETION   MANAGERS    SOLE     SHARED   NONE
   --------------             --------------    -----     --------   ---------  ------  -------   --------    ----     ------   ----

BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER   096627104   $17,880     668,655    SH      SOLE       N/A     637,545          31,110
BUCKEYE PARTNERS L P          UNIT LTD PARTN   118230101   $38,773     889,290    SH      SOLE       N/A     843,175          46,115
COPANO ENERGY L L C           COM UNITS        217202100   $60,468   1,124,149    SH      SOLE       N/A   1,124,149               0
CROSSTEX ENERGY INC           COM              22765Y104    $2,554      28,510    SH      SOLE       N/A      28,510               0
CROSSTEX ENERGY L P           COM              22765U102   $57,631   1,611,595    SH      SOLE       N/A   1,581,705          29,890
DCP MIDSTREAM PARTNERS LP     COM UT LTD PTN   23311P100   $11,488     410,300    SH      SOLE       N/A     373,375          36,925
ENBRIDGE INC                  COM              29250N105      $191       5,900    SH      SOLE       N/A       5,900               0
ENBRIDGE ENERGY PARTNERS L P  COM              29250R106   $93,779   2,014,580    SH      SOLE       N/A   1,939,519          75,061
ENBRIDGE ENERGY MANAGEMENT L  SHS UNITS LLI    29250X103   $10,397     224,800    SH      SOLE       N/A     224,800               0
ENERGY TRANSFER PRTNRS L P    UNIT LTD PARTN   29273R109  $136,246   2,940,770    SH      SOLE       N/A   2,815,950         124,820
ENTERPRISE GP HLDGS L P       UNIT LP INT      293716106    $4,602     134,823    SH      SOLE       N/A     109,903          24,920
ENTERPRISE PRODS PARTNERS L   COM              293792107  $152,646   5,706,392    SH      SOLE       N/A   5,508,351         198,041
HILAND PARTNERS L P           UT LTD PARTNR    431291103    $3,481      74,745    SH      SOLE       N/A      59,983          14,762
HOLLY ENERGY PARTNERS L P     COM UT LTD PTN   435763107   $21,540     570,454    SH      SOLE       N/A     529,422          41,032
INERGY HLDGS L P              COM              45661Q107    $1,883      54,730    SH      SOLE       N/A      54,730               0
INERGY L P                    UNIT LTD PTNR    456615103   $64,695   2,374,988    SH      SOLE       N/A   2,354,998          19,990
KINDER MORGAN INC KANS        COM              49455P101      $210       2,000    SH      SOLE       N/A       2,000               0
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER   494550106    $1,880      42,842    SH      SOLE       N/A      18,965          23,877
KINDER MORGAN MANAGEMENT LLC  SHS              49455U100  $165,634   3,923,128    SH      SOLE       N/A   3,829,478          93,650
K SEA TRANSN PARTNERS LP      COM              48268Y101   $33,776     991,949    SH      SOLE       N/A     938,232          53,717
LINN ENERGY LLC               UNIT 99/99/9999  536020100    $1,621      71,354    SH      SOLE       N/A      42,523          28,831
MAGELLAN MIDSTREAM HLDGS LP   COM LP INTS      55907R108    $1,354      60,168    SH      SOLE       N/A      35,961          24,207
MAGELLAN MIDSTREAM PRTNRS LP  COM UNIT RP LP   559080106  $136,273   3,693,043    SH      SOLE       N/A   3,550,205         142,838
MARKWEST ENERGY PARTNERS L P  UNIT LTD PARTN   570759100   $68,513   1,398,216    SH      SOLE       N/A   1,383,065          15,151
ONEOK PARTNERS LP             UNIT LTD PARTN   68268N103   $39,713     706,008    SH      SOLE       N/A     649,068          56,940
PACIFIC ENERGY PARTNERS L P   COM UNIT         69422R105  $104,257   2,961,833    SH      SOLE       N/A   2,867,276          94,557
PLAINS ALL AMERN PIPELINE L   UNIT LTD PARTN   726503105  $120,569   2,612,542    SH      SOLE       N/A   2,517,758          94,784
REGENCY ENERGY PARTNERS L P   COM UNITS L P    75885Y107   $16,643     688,288    SH      SOLE       N/A     638,421          49,867
SEASPAN CORP                  SHS              Y75638109    $2,940     130,800    SH      SOLE       N/A     130,800               0
SUNOCO LOGISTICS PRTNRS L P   COM UNITS        86764L108   $88,147   1,969,323    SH      SOLE       N/A   1,898,300          71,023
TEEKAY LNG PARTNERS L P       PRTNRSP UNITS    Y8564M105    $2,046      67,200    SH      SOLE       N/A      67,200               0
TEPPCO PARTNERS L P           UT LTD PARTNER   872384102   $71,949   1,936,193    SH      SOLE       N/A   1,830,527         105,666
TRANSCANADA CORP              COM              89353D107      $261       8,300    SH      SOLE       N/A       8,300               0
VALERO L P                    COM UT LTD PRT   91913W104   $88,222   1,764,443    SH      SOLE       N/A   1,675,703          88,740
WILLIAMS PARTNERS L P         COM UNIT L P     96950F104   $17,276     478,703    SH      SOLE       N/A     433,336          45,367
                                                        ----------------------                            ----------       ---------
                                                        $1,639,536  42,341,014                            40,709,133       1,631,881
                                                        ======================                            ==========       =========

